MAINSTAY VP FUNDS TRUST

MainStay VP Growth Equity Portfolio

Supplement dated January 11, 2013 (“Supplement”)

to the Prospectus dated May 1, 2012, as supplemented

This Supplement updates certain information contained in the Prospectus for the MainStay VP Growth Equity Portfolio (“Portfolio”), a series of MainStay VP Funds Trust (“Trust”). You may obtain copies of the Portfolio’s Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-598-2019, or by writing to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, New York, NY 10010. Please review this important information carefully.

1.	At a Special Meeting of Shareholders held on January 7, 2013, the shareholders of the Portfolio approved a Subadvisory Agreement between New York Life Investment Management LLC and Cornerstone Capital Management LLC with respect to the Portfolio. Accordingly, effective January 11, 2013, the Portfolio’s Prospectus is revised as follows:

A.	The section entitled “Principal Investment Strategies” is deleted in its entirety and replaced as follows:

The Portfolio invests primarily in equity securities of U.S. companies, the prospective earnings growth of which, in the opinion of Cornerstone Capital Management LLC, the Portfolio’s Subadvisor, is not fully appreciated by the market or reflected in current market valuations. The Subadvisor also looks for companies it believes have strong management, superior industry positions, excellent balance sheets and superior earnings growth potential. U.S. companies are companies organized in the U.S. that trade primarily on U.S. securities markets. The Portfolio may also invest in foreign companies. Generally, foreign companies are companies organized outside the U.S. and that trade primarily in non-U.S. securities markets.

Under normal circumstances, the Portfolio will invest at least 80% of its assets in common stocks of large-capitalization growth companies. Large-capitalization growth companies are those that, at the time of investment, have market capitalizations within the range of market capitalizations of companies appearing in the Russell 1000® Growth Index (which ranged from $220.32 million to $623.60 billion as of August 31, 2012). The Portfolio generally will invest in common stocks of companies with market capitalizations of at least $3 billion at the time of purchase.

Investment Process. Normally, the Portfolio holds between 35 and 55 securities. The 25 most highly regarded of these companies, in the Subadvisor’s opinion, usually constitute approximately 70% or more of the Portfolio’s net assets. Notwithstanding this focus, the Portfolio has no policy to concentrate in securities of issuers in a particular industry or group of industries. Although the Portfolio does not have a policy to concentrate its investments in any one industry, a large portion of its assets has historically been in technology companies which the Subadvisor believes offer strong growth potential.

During market declines, while adding to positions in favored stocks, the Portfolio becomes somewhat more aggressive, gradually reducing the number of companies represented in its portfolio. Conversely, in rising markets, while reducing or eliminating fully valued positions, the Portfolio becomes somewhat more conservative, gradually increasing the number of companies represented in its portfolio. Through this process, the Subadvisor tends to add to positions on price weakness and sell into price strength, all else being equal and assuming long-term company fundamentals are intact. Risk is therefore increased during periods of weakness and reduced during periods of strength. The Subadvisor uses this active management strategy to attempt to add incremental performance while seeking to mitigate risk by utilizing a buy low, sell high discipline.

B.	In the section entitled “Principal Risks,” Mid Cap Stock Risk is deleted and the following risks are added:

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets, as well as political and economic developments in foreign countries, may affect the value of the Portfolio's investments in foreign securities. Foreign securities may also subject the Portfolio's investments to changes in currency rates.

Concentrated Portfolio Risk: Because the Portfolio invests in relatively few holdings, a larger percentage of its assets may be invested in a particular issuer or in fewer companies than is typical of other mutual funds. This may increase volatility. The Portfolio will be more susceptible to adverse economic, political, regulatory or market developments affecting a single issuer.

Technology Stock Risk: The Portfolio may focus its investments in technology companies. Technology companies are subject to risks such as those relating to the potential rapid obsolescence of technology, failure of the market to accept new technologies and difficulty obtaining financing for necessary research and development or expansion.

C.	In the section entitled “Past Performance” the following is hereby added following the second paragraph:

Effective January 11, 2013, the Portfolio changed its subadvisor and revised its principal investment strategies. The past performance in the bar chart and table reflect the Portfolio’s prior subadvisor and principal investment strategies.

D.	The section entitled “Management” is deleted in its entirety and replaced as follows:

Management

New York Life Investment Management LLC serves as the Portfolio’s Manager. Cornerstone Capital Management LLC serves as the Portfolio’s Subadvisor.

Subadvisor	Portfolio Managers	Service Date
Cornerstone Capital Management LLC	Thomas G. Kamp, CFA, Chief Investment Officer and President	Since January 2013

E.	In the section entitled “The Fund and its Management,” the subsection “Who Manages Your Money?” is amended to include the following:

Cornerstone Capital Management LLC (“CCM”) is located at 3600 Minnesota Drive, Suite 70, Edina, MN 55435. CCM was established as the successor to Cornerstone Capital Management Inc. in 2012.

F.	In the section entitled “The Fund and its Management,” the subsection “Portfolio Manager Biographies” is amended to delete Harish Kumar and Martin J. Mickus and include the following:
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Thomas G. Kamp, CFA	Thomas G. Kamp has managed the MainStay VP Growth Equity Portfolio since January 2013. He is the President, Portfolio Manager and Chief Investment Officer of CCM. Mr. Kamp joined CCM’s predecessor in 2006 after thirteen years with Alliance Capital Management where he was a Senior Vice President and Portfolio Manager within the Large Capitalization Growth Equity Group. He earned an MBA in Finance from Northwestern University and a BSME with a minor in Applied Mathematics, graduating summa cum laude from Southern Methodist University and is a CFA charterholder.

2.	In addition to the revisions described above, the name of the Portfolio will change to MainStay VP Cornerstone Growth Portfolio effective May 1, 2013.

3.	At the Special Meeting of Shareholders held on January 7, 2013, the shareholders of the Portfolio also approved an amendment to the Amended and Restated Management Agreement dated May 1, 2012, between New York Life Investment Management LLC and the Trust with respect to the Portfolio, which will impose an increase in the management fee paid to New York Life Investment Management LLC, which will in turn, increase the Portfolio’s overall fees. Accordingly, effective May 1, 2013, the management fee of the Portfolio will be as follows: 0.70% on assets up to $500 million; 0.675% on assets from $500 million to $1 billion; and 0.65% on assets in excess of $1 billion of the Portfolio’s average daily net assets.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

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MAINSTAY VP FUNDS TRUST

MainStay VP Growth Equity Portfolio

Supplement dated January 11, 2013 (“Supplement”)

to the Statement of Additional Information for MainStay VP Funds Trust (“SAI”)

dated May 1, 2012, as supplemented

This Supplement updates certain information contained in the SAI for MainStay VP Growth Equity Portfolio (“Portfolio”). You may obtain copies of the Portfolio’s Prospectus and SAI free of charge, upon request, by calling toll-free 1-800-598-2019, or by writing to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, New York, NY 10010. Please review this important information carefully.

At a Special Meeting of Shareholders held on January 7, 2013, the shareholders of the Portfolio approved a Subadvisory Agreement between New York Life Investment Management LLC and Cornerstone Capital Management LLC with respect to the Portfolio. Accordingly, effective January 11, 2013, the Portfolio’s SAI is revised as follows:

1.	All references to Madison Square Investors LLC as the subadvisor for the Portfolio are deleted and replaced with Cornerstone Capital Management LLC.

2.	In the section entitled “Additional Information about Certain Portfolios” beginning on page 1, the subsection titled MainStay VP Growth Equity Portfolio on page 3 is deleted in its entirety.

3.	In the section entitled “Non-Fundamental Policies Related To Portfolio Names” beginning on page 6, the non-fundamental investment policy for the Portfolio is deleted in its entirety and replaced as follows:

PORTFOLIO	NON-FUNDAMENTAL INVESTMENT POLICY
MainStay VP Growth Equity Portfolio	To invest, under normal circumstances, at least 80% of its assets in common stocks of large-capitalization growth companies.

4.	In the section entitled “The Manager and the Subadvisors” beginning on page 55, the table beginning on page 56 is amended to replace the subadvisory fee for the Portfolio as follows:

PORTFOLIO NAME	ANNUAL RATE
MainStay VP Growth Equity Portfolio	0.35% on assets up to $500 million; 0.3375% on assets from $500 million to $1 billion; and 0.325% on assets over $1 billion

5.	In the section entitled “Portfolio Managers” beginning on page 67, the table is amended to delete Harish Kumar and Martin J. Mickus and to include the following information for Thomas G. Kamp as the portfolio manager for the Portfolio. The number of accounts and asset information presented in columns 3 through 8 is as of November 30, 2012.

		NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE			NUMBER OF ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE
PORTFOLIO MANAGER	FUNDS MANAGED BY PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS
Thomas G. Kamp	MainStay VP Growth Equity Portfolio	5 RICs $603,200,000	7 Accounts $662,000,000	23 Accounts $903,200,000	0	1 Account $4,300,000	0

6.	In the section entitled “Portfolio Manager Compensation Structure” beginning on page 70, the table listing portfolio manager ownership of portfolio securities beginning on page 71 is hereby amended to delete Harish Kumar and Martin J. Mickus and include the following information for Thomas G. Kamp, as of November 30, 2012.

PORTFOLIO MANAGER	PORTFOLIO	$ RANGE OF OWNERSHIP
Thomas G. Kamp	None	$0

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.